Revenue And Profit Deferrals	12 Months Ended
Dec. 31, 2010
Revenue And Profit Deferrals
Revenue And Profit Deferrals

21. REVENUE AND PROFIT DEFERRALS

In connection with our long-term solar wafer supply agreements executed during 2006 and subsequent amendments, we have received various equity instruments and other forms of additional consideration. In each case, we have recorded the estimated fair value of the additional consideration to long-term deferred revenue and will recognize the deferred revenue on a pro-rata basis as product is shipped over the life of the agreements. In addition we have received up front non-refundable customer deposits upon execution of certain take or pay contracts which are deferred and amortized against future purchases. These deposits will be recognized in earnings as we fulfill future customer purchase orders, for which the timing of such orders is not contractually fixed or specified. As of December 31, 2010 and December 31, 2009, we had deferred revenue related to these agreements of $115.2 million and $106.3 million, respectively.

For our Solar Energy segment deferred revenue includes profit deferrals for performance guarantees on systems sold during 2010 subject to real estate accounting, customer deposits received for solar energy systems under development or held for sale, and deferred incentive subsidies that will be amortized over the depreciable life of the system. Profit deferrals for performance guarantees include system production guarantees that will expire in 2012 and system uptime guarantees that generally expire during the final years of the system service contract term, which vary between five and twenty years. As of December 31, 2010, we had $72.0 million of deferred revenue related to these guarantees, of which $8.8 million is considered short-term. There were no related balances as of December 31, 2009.

In addition to the deferred revenue above, SunEdison may receive incentives or subsidies from various state governmental jurisdictions that are deferred. Revenue from solar energy renewable credits ("SRECs") are recognized when the SRECs are received or generated if we have executed a contract relating to the sale of the SRECs to a third party. Revenue relating to other incentives that are based on the level of energy produced by the solar energy systems are recognized in the periods in which the incentives are earned. All other incentive revenue is recognized in the statement of operations on a straight-line basis over the depreciable life of the related solar energy system. At December 31, 2010 and December 31, 2009, we have deferred subsidy revenue that will be recognized over the next 25 years of $11.8 million and $3.3 million, respectively.